AST AMERICAN FUNDS GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 99.9%
Unaffiliated Funds**
American Funds Insurance Series - Asset Allocation Fund (Class 1)	11,628,293	$284,660,613
American Funds Insurance Series - Growth Fund (Class 1)	1,854,785	187,463,088
American Funds Insurance Series - Growth-Income Fund (Class 1)	4,572,191	228,883,868
Bond Fund of America (The) (Class R6)	16,138,535	227,069,194
New Perspective Fund (Class R6)	4,553,381	245,609,381

Total Long-Term Investments (cost $1,018,288,194)		1,173,686,144

Short-Term Investment — 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,415,662)(w)	1,415,662	1,415,662

TOTAL INVESTMENTS—100.0% (cost $1,019,703,856)		1,175,101,806

Other assets in excess of liabilities — 0.0%		213,139

Net Assets — 100.0%		$1,175,314,945

**	Investments are affiliated with the Subadvisor.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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